Capital Structure, Financial Risk and Related Items - Warrant Activity (Details) - kr / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	1,413,624	1,423,210	1,518,186
Granted	118,228	307,219	276,507
Exercised	(471,246)	(299,431)	(311,897)
Expired		(2,000)	(37,875)
Cancelled	(72,138)	(15,374)	(21,711)
Balance at end of period	988,468	1,413,624	1,423,210
Exercisable at year end	346,716	638,248	867,865
Exercisable warrants in the money at year end	346,716	627,061	807,279
Weighted average exercise price of warrants at beginning	kr 862.03	kr 592.14	kr 436.01
Weighted average exercise price of warrants granted	2,009.79	1,483.58	1,034.66
Weighted average exercise price of fair market value	2,035.29	1,267.92	1,206.11
Weighted average exercise price of warrants exercised	296.77	212.23	241.34
Weighted average exercise price of warrants expired		129.75	253.76
Weighted average exercise price of warrants cancelled	1,157.54	1,049.34	940.01
Weighted average exercise price of warrants at ending	1,247.22	862.03	592.14
Weighted Average Exercise Price Of Warrants Exercisable	935.60	407.89	295.02
Weighted Average Exercise Price Of Warrants Exercisable In Money	kr 935.60	kr 385.84	kr 230.43
Percentage of share capital attributed to exercise of warrants	2.00%	2.00%	2.00%
Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	62,334	74,478	92,242
Granted		3,925	3,161
Exercised	(24,438)	(15,750)	(20,925)
Transfers	(25,955)	(319)
Balance at end of period	11,941	62,334	74,478
Exercisable at year end	4,192	50,227	62,647
Exercisable warrants in the money at year end	4,192	50,227	60,688
Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	347,801	480,201	559,737
Granted	7,771		50,464
Exercised		(132,400)	(130,000)
Cancelled	(28,424)
Transfers	(186,333)
Balance at end of period	140,815	347,801	480,201
Exercisable at year end	83,426	230,233	355,347
Exercisable warrants in the money at year end	83,426	227,733	340,775
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	858,973	706,088	574,295
Granted	110,041	303,066	222,882
Exercised	(122,015)	(56,237)	(46,883)
Cancelled	(589)		(4,582)
Transfers	(113,833)	(93,944)	(39,624)
Balance at end of period	732,577	858,973	706,088
Exercisable at year end	166,402	225,855	297,128
Exercisable warrants in the money at year end	166,402	219,403	257,115
Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Balance at beginning of period	144,516	162,443	291,912
Granted	416	228
Exercised	(324,793)	(95,044)	(114,089)
Expired		(2,000)	(37,875)
Cancelled	(43,125)	(15,374)	(17,129)
Transfers	326,121	94,263	39,624
Balance at end of period	103,135	144,516	162,443
Exercisable at year end	92,696	131,933	152,743
Exercisable warrants in the money at year end	92,696	129,698	148,701
Warrants Granted from August 2004 until April 2012
Disclosure of terms and conditions of share-based payment arrangement [line items]
Percentage of share capital attributed to exercise of warrants	25.00%
Warrants Granted from April 2012 until March 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	4 years
Warrants Granted from March 2017
Disclosure of terms and conditions of share-based payment arrangement [line items]
Warrant vesting period	3 years